Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percent	50.00%
Participant compensation matched, percentage	3.50%
Participant contribution, automatic, annual increase in deferral rate, percent	1.00%
Employer discretionary contribution amount	$ 0	$ 0
Participant forfeited nonvested amount	142,000	163,000
Employer forfeited nonvested amount	$ 182,000	$ 149,000
Maximum
EBP, Description of Plan [Line Items]
Automatic, deferral rate	10.00%
Account balances subject to mandatary rollover	$ 7,000
Account balances subject to lump sum distribution (less than)	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Automatic, deferral rate	6.00%
Account balances subject to mandatary rollover	$ 1,000
1% of eligible compensation
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Contribution to total compensation, percentage	1.00%
Next 5% of eligible compensation
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Contribution to total compensation, percentage	5.00%
EBP, Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting service period (in years)	2 years
Maximum vesting percent	100.00%